Organization and Principal Activities - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Jul. 18, 2018 CNY (¥)
Organization Consolidation And Presentation Of Financial Statements [Line Items]
VIEs, percentage of equity interest pledged by shareholders	100.00%
Asset of the consolidated VIEs that can only be used to settle obligations of the respective consolidated VIEs	¥ 986,148	$ 143,594	¥ 1,166,980
Members equity	15,178		15,178
VIEs and VIEs Subsidiaries
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Asset of the consolidated VIEs that can only be used to settle obligations of the respective consolidated VIEs	729,052		¥ 706,558
VIEs and VIEs Subsidiaries | Asset Not Pledged as Collateral [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Asset of the consolidated VIEs that can only be used to settle obligations of the respective consolidated VIEs	¥ 0
Amended and Restated Loan Agreement
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Loan agreement to shareholders of VIE, term	20 years
Amended and Restated Loan Agreement | Mr. Qi Chen | Hangzhou Shiqu Information and Technology Co., Ltd.
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Loan agreement provided to related parties				¥ 5,867
Amended and Restated Loan Agreement | Mr. Yibo Wei | Hangzhou Shiqu Information and Technology Co., Ltd.
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Loan agreement provided to related parties				2,362
Amended and Restated Loan Agreement | Mr. Xuqiang Yue | Hangzhou Shiqu Information and Technology Co., Ltd.
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Loan agreement provided to related parties				¥ 1,771
Exclusive Consultation and Service Agreements
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Exclusive consultation and service agreement between subsidiary and VIEs, term	10 years